Consolidated Statements of Comprehensive Loss - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Loss for the period	SFr (85,777)	SFr (88,802)	SFr (38,698)
Items that will not be reclassified to profit or loss
Actuarial gains/(losses) of defined benefit plans	(1,161)	(808)	744
Items that may be reclassified subsequently to profit or loss
Foreign currency translation differences	56	(5,005)	3
Foreign currency translation differences recycling		4,978
Other comprehensive profit/(loss) for the period	(1,105)	(835)	747
Total comprehensive loss for the period	SFr (86,882)	SFr (89,637)	SFr (37,951)